Net Interest Income(Table)	12 Months Ended
Dec. 31, 2017
Interest Revenue Or Expense Net Abstract [Abstract]
Interest Income And Interest Expense Disclosure Table Text Block [Text Block]

Details of interest income and interest expense for the years ended December 31, 2015, 2016 and 2017 are as follows:

	2015		2016		2017
	(In millions of Korean won)
Interest income
Due from financial institutions	￦	151,681	￦	111,433	￦	127,434
Loans		9,102,433		8,905,769		9,990,792
Financial investments
Available-for-sale financial assets		497,476		426,762		678,716
Held-to-maturity financial assets		491,429		463,200		480,595
Other		132,804		114,718		104,915

Sub-total		10,375,823		10,021,882		11,382,452

Interest expenses
Deposits		3,035,425		2,476,579		2,345,885
Debts		195,021		229,475		367,587
Debentures		866,801		853,430		880,709
Other		75,377		59,869		78,262

Sub-total		4,172,624		3,619,353		3,672,443

Net interest income	￦	6,203,199	￦	6,402,529	￦	7,710,009